Short-Term Investment (Details)	12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2025 HKD ($)
Short-Term Investment [Abstract]
Fair value of equity investment	$ 316,689
Money Market Fund (in Dollars)				$ 862,265
Unrealized fair value gain	$ 7,091